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The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
Ticker
The Tax-Exempt Fund of Maryland The Tax-Exempt Fund of Virginia	Class A TMMDX TFVAX	Class B TEMBX TEVBX	Class F-1 TMDFX TEVFX	Class F-2 TMMFX TEFVX

The American Funds Tax-Exempt Series I (the “Trust”) is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the “Maryland Fund”) and The Tax-Exempt Fund of Virginia (the “Virginia Fund”). Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

Prospectus
October 1, 2010
Table of contents

Investment objective      1
Fees and expenses of the fund      1
Principal investment strategies      3
Principal risks      3
Investment results      4
Management     6
Purchase and sale of fund shares      6
Tax information      7
Payments to broker-dealers and other financial intermediaries      7
Purchase and sale of fund shares      13
Investment objectives, strategies and risks      15

Additional investment results      16
Management and organization      19
Purchase, exchange and sale of shares      26
Sales charges      30
Sales charge reductions and waivers      33
Rollovers from retirement plans to IRAs      37
Plans of distribution      37
Other compensation to dealers      38
Distributions and taxes      41
Financial highlights      43

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Tax-Exempt Fund of Maryland

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Maryland state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page X of the prospectus and on page X of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2
Management fees	xx%	xx%	xx%	xx%	xx%
Distribution and/or service (12b-1) fees	xx	xx	xx	xx	none
Other expenses	xx	xx	xx	xx	xx
Total annual fund operating expenses	xx	xx	xx	xx	xx

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$xx	$xx	$xx	$xx
B	xx	xx	xx	xx
C	xx	xx	xx	xx
F-1	xx	xx	xx	xx
F-2	xx	xx	xx	xx

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$xx	$xx	$xx	$xx
C	xx	xx	xx	xx

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was xx% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing 80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Maryland and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Maryland taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Maryland.

The fund will invest primarily in investment-grade debt securities rated Baa3 or BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio cunselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Because the fund invests in securities of issuers in the state of Maryland, the fund is more susceptible to factors adversely affecting issuers of the state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Maryland is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page x shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

2000	8.19
2001	5.10
2002	8.31
2003	4.66
2004	3.93
2005	3.00
2006	3.95
2007	0.65
2008	–7.55
2009	to be provided

Highest/Lowest quarterly results during this time period were:

Highest                       3.99%                      (quarter ended September 30, 2002)

Lowest                     –4.41%                        (quarter ended December 31, 2008)

The fund’s total return for the six months ended June 30, 2010, was xx%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	8/14/1986	xx%	xx%	xx%
− After taxes on distributions		xx	xx	xx
− After taxes on distributions and sale of fund shares		xx	xx	xx

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	xx%	xx%	xx%
C	4/12/2001	xx	xx	xx
F-1	6/15/2001	xx	xx	xx
F-2	8/01/2008	xx	N/A	xx

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Maryland Index (reflects no deductions for fees, expenses or taxes)	xx%	xx%	xx%
Lipper Maryland Municipal Debt Funds Average (reflects no deductions for fees or taxes)	xx	xx	xx
Class A annualized 30-day yield at July 31, 2010: xx% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Brenda S. Ellerin	16 years	Senior Vice President - Fixed Income,Capital Research and Management Company
Edward B. Nahmias	6 years	Senior Vice President - Fixed Income, Capital Research Company

Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account	$1,000
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American Funds Service Company, or accessing our website (americanfunds.com).

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Maryland income tax will also be exempt from Maryland state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Maryland income tax, such dividends will be subject to Maryland state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

The Tax-Exempt Fund of Virginia

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Virginia state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page X of the prospectus and on page X of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2
Management fees	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
Distribution and/or service (12b-1) fees	x.xx	x.xx	x.xx	x.xx	none
Other expenses	x.xx	x.xx	x.xx	x.xx	x.xx
Total annual fund operating expenses	x.xx	x.xx	x.xx	x.xx	x.xx

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$xx	$xx	$xx	$xx
B	xx	xx	xx	xx
C	xx	xx	xx	xx
F-1	xx	xx	xx	xx
F-2	xx	xx	xx	xx

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$xx	$xx	$xx	$xx
C	xx	xx	xx	xx

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was xx% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing 80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Virginia and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Virginia.

The fund will invest primarily in investment-grade debt securities rated Baa3 or BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio cunselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Because the fund invests in securities of issuers in the state of Virginia, the fund is more susceptible to factors adversely affecting issuers of the state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Virginia is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program .

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on page x shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

2000	10.05
2001	4.52
2002	8.92
2003	4.18
2004	3.04
2005	2.31
2006	3.99
2007	1.80
2008	–3.78
2009	to be provided

Highest/Lowest quarterly results during this time period were:

Highest                       4.34%                      (quarter ended September 30, 2002)

Lowest                     –3.00%                        (quarter ended September 30, 2008)

The fund’s total return for the six months ended June 30, 2010, was xx%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	8/14/1986	xx%	xx%	xx%
− After taxes on distributions		xx	xx	xx
− After taxes on distributions and sale of fund shares		xx	xx	xx

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	xx%	xx%	xx%
C	4/18/2001	xx	xx	xx
F-1	4/04/2001	xx	xx	xx
F-2	8/01/2008	xx	N/A	xx

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Virginia Index (reflects no deductions for fees, expenses or taxes)	xx%	xx%	xx%
Lipper Virginia Municipal Debt Funds Average (reflects no deductions for fees or taxes)	xx	xx	xx
Class A annualized 30-day yield at July 31, 2010: xx% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Brenda S. Ellerin	16 years	Senior Vice President - Fixed Income,Capital Research and Management Company
Edward B. Nahmias	6 years	Senior Vice President - Fixed Income, Capital Research Company

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account	$1,000
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American Funds Service Company, or accessing our website (americanfunds.com).

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Virginia income tax will also be exempt from Virginia state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Virginia income tax, such dividends will be subject to Virginia state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

 Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state’s (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives under normal circumstances by investing 80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in the respective state (Maryland or Virginia) and in municipal securities that are issued by jurisdictions outside the respective state, provided such securities are exempt from federal and Maryland/Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers in the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund’s risks is contained in the statement of additional information.

The fund will invest primarily in investment-grade debt securities rated Baa3 or BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information. You should consider how this fund fits into your overall investment program.

 Additional investment results

Unlike the tables on pages x and x, the tables on pages x and x reflect the fund’s results calculated without sales charges.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
The Maryland Fund
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	8/14/1986	xx%	xx%	xx%
− After taxes on distributions		xx	xx	xx
− After taxes on distributions and sale of fund shares		xx	xx	xx

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	xx%	xx%	xx%
C	4/12/2001	xx	xx	xx
F-1	6/15/2001	xx	xx	xx
F-2	8/01/2008	xx	N/A	xx

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Maryland Index (reflects no deductions for fees, expenses or taxes)	xx%	xx%	xx%
Lipper Maryland Municipal Debt Funds Average (reflects no deductions for fees or taxes)	xx	xx	xx
Class A distribution rate at December 31, 2009: xx%* (For current yield information, please call American FundsLine at 800/325-3590.)

*
Reflects fee waivers (4.32% without the waivers) as described in the fund’s statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page x show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Municipal Maryland Index is a market-value-weighted index that includes only investment grade tax-exempt bonds that are issued from Maryland. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Maryland Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Maryland. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
The Virginia Fund
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	8/14/1986	xx%	xx%	xx%
− After taxes on distributions		xx	xx	xx
− After taxes on distributions and sale of fund shares		xx	xx	xx

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	xx%	xx%	xx%
C	4/18/2001	xx	xx	xx
F-1	4/04/2001	xx	xx	xx
F-2	8/01/2008	xx	N/A	xx

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Virginia Index (reflects no deductions for fees, expenses or taxes)	xx%	xx%	xx%
Lipper Virginia Municipal Debt Funds Average (reflects no deductions for fees or taxes)	xx	xx	xx
Class A distribution rate at December 31, 2009: xx%* (For current yield information, please call American FundsLine at 800/325-3590.)

*
Reflects fee waivers (4.04% without the waivers) as described in the fund’s statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page x show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Municipal Virginia Index is a market-value-weighted index that includes only investment grade tax-exempt bonds that are issued from Virginia. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.  Lipper Virginia Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Virginia. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect sales charges or taxes.

All fund results reflected in the “Investment results” section of this prospectus and this “Additional investment results” section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Management and organization

Business manager

Washington Management Corporation, since the fund’s inception, has provided the services necessary to carry on the fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” As described more fully in the fund’s statement of additional information, the management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. A discussion regarding the basis for the approval of the fund’s investment advisory agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended July 31, 2010.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund’s portfolio transactions. The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions. A more detailed description of the investment adviser’s policies is included in the fund’s statement of additional information.

Portfolio holdings

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund’s detailed information page on the website. A link to the fund’s complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the U.S. Securities and Exchange Commission.

A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple portfolio counselor system

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience managing assets in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	16 years	Serves as a Maryland tax-exempt bond portfolio counselor for The Tax-Exempt Fund of Maryland; serves as a Virginia tax-exempt bond portfolio counselor for The Tax-Exempt Fund of Virginia
Edward B. Nahmias	Investment professional for 19 years in total; 12 years with Capital Research and Management Company or affiliate	6 years	Serves as a Maryland tax-exempt bond portfolio counselor for The Tax-Exempt Fund of Maryland; serves as a Virginia tax-exempt bond portfolio counselor for The Tax-Exempt Fund of Virginia

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Shareholder information

Shareholder services

American Funds Service Company®,  the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA	VIRGINIA
SERVICE CENTER	SERVICE CENTER
American Funds	American Funds
Service Company	Service Company
P.O. Box 6007	P.O. Box 2280
Indianapolis, Indiana	Norfolk, Virginia
46206-6007	23501-2280
Fax: 317/735-6636	Fax: 757/670-4761

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both F-1 and F-2 shares.

Class B shares will no longer be available for purchase. Any investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares into other funds offering Class B shares until they convert.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

•	whether you plan to take any distributions in the near future; and

•	availability of share classes:

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

—	Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor and to certain registered investment advisers.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Summary of the primary differences among share classes
Class A shares
Initial sales charge	up to 3.75% (reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more)
Contingent deferred sales charge	none (except that a charge of 1.00% applies to certain redemptions made within one year following purchases of $1 million or more without an initial sales charge)
12b-1 fees	up to .25% annually
Dividends	generally higher than other classes due to lower annual expenses, but may be lower than Class F-1 shares, depending on relative expenses, and lower than Class F-2 shares due to 12b-1 fees
Purchase maximum	none
Conversion	none
Class B shares
Initial sales charge	none
Contingent deferred sales charge	starts at 5.00%, declining to 0% six years after purchase
12b-1 fees	up to 1.00% annually
Dividends	generally lower than Class A and F shares due to higher 12b-1 fees and other expenses, but higher than Class C shares due to lower other expenses
Purchase maximum	Class B shares may not be purchased or acquired except by exchange from Class B shares of other American Funds
Conversion	automatic conversion to Class A shares in the month of the eight-year anniversary of the purchase date, reducing future annual expenses
Class C shares
Initial sales charge	none
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	up to 1.00% annually
Dividends	generally lower than other classes due to higher 12b-1 fees and other expenses
Purchase maximum	see the discussion regarding purchase minimums and maximums in “Purchase and exchange of shares”
Conversion	automatic conversion to Class F-1 shares in the month of the 10-year anniversary of the purchase date, reducing future annual expenses

Class F-1 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	currently up to .25% annually (may not exceed .50% annually)
Dividends	generally higher than Class B and C shares due to lower 12b-1 fees, but may be higher than Class A shares, depending on relative expenses, and lower than Class F-2 shares due to 12b-1 fees
Purchase maximum	none
Conversion	none
Class F-2 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	none
Dividends	generally higher than other classes due to absence of 12b-1 fees
Purchase maximum	none
Conversion	none

Fund expenses

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table in this prospectus.

The “Other expenses” items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

 Purchase, exchange and sale of shares

The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Each fund is intended primarily for taxable residents of its respective state and may not be appropriate for residents of other states and tax-exempt entities. Each fund is qualified for sale only in Maryland, Virginia, Florida, Delaware and the District of Columbia.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund® on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

Purchase of Class A and C shares

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Purchase of Class F shares

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Exchange

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

Frequent trading of fund shares

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series®; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan record-keepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Purchase minimums and maximums

The purchase minimums described on the tables on pages x and x may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

Valuing shares

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Moving between share classes and accounts

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

Sales charges

Class A shares

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A purchases not subject to sales charge

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies, Inc. Please see the statement of additional information for more information.

Class B and C shares

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

Automatic conversion of Class B and C shares

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Class F shares

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge

Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Concurrent purchases

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation

You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Right of reinvestment

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

 Rollovers from retirement plans to IRAs

The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b–1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class B shares, up to 1.00% for Class C shares, and up to .50% for Class F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b–1 fees paid by each share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Class F shares must be sold through your dealer or financial adviser.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $75,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Transactions by telephone, fax or the Internet

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and taxes

Dividends and distributions

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November. When a dividend or  capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

Taxes on dividends and distributions

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent a fund is permitted to invest in bonds subject to the federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from state (Maryland or Virginia) income tax will also be exempt from such respective state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Maryland or Virginia income tax, such dividends will be subject to such respective state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees

Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

 Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund’s financial statements, is included in the statement of additional information, which is available upon request.

The Maryland Fund

		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net Investment income	Net (losses) gains on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net Investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$xx	$xx	$xx	$xx	$xx	$xx	$xx	$xx	xx%	$xx	xx%	xx%	xx%
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	—	(.58)	14.95	2.62	281.70		.68	4.00
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	—	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Class B:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	—	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	—	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Class C:
Year ended 7/31/2010	$xx	$xx	$xx	$xx	$xx	$xx	$xx	$xx	xx%	$xx	xx%	xx%	xx%
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	—	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	—	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Class F-1:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	—	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	—4	(.60)	—	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Class F-2:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	—	(.60)	14.95	2.80	8.49		.49	4.03

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	xx%	14%	5%	9%	5%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. During some of the periods shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory services and business management services.

4	Amount less than $.01.

The Virginia Fund

		Income from investment operations1			Dividends and distributions
	Net asset value, beginning of year	Net Investment income	Net (losses) gains on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net Investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return 2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$xx	$xx	$xx	$xx	$xx	$xx	$xx	$xx	xx%	$xx	xx%	xx%	xx%
Year ended 7/31/2009	15.90	.59	—4.59		(.59)	—	(.59)	15.90	3.88	347.68		.66	3.81
Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	—	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Class B:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.90	.48	—4.48		(.48)	—	(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	—	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Class C:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.90	.47	—4.47		(.47)	—	(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	—	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Class F-1:
Year ended 7/31/2010	$xx	$xx	$xx	$xx	$xx	$xx	$xx	$xx	xx%	$xx	xx%	xx%	xx%
Year ended 7/31/2009	15.90	.58	—4.58		(.58)	—	(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	—	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Class F-2:
Year ended 7/31/2010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx
Year ended 7/31/2009	15.90	.62	—4.62		(.62)	—	(.62)	15.90	4.05	11.51		.51	3.86

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	xx%	10%	8%	11	4%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. During some of the years shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory services and business management services.

4	Amount less than $.01.

For shareholder services	American Funds Service Company 800/421-0180
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders   The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics   The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings   Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders please call American Funds Service Company at 800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Securities Investor Protection Corporation (SIPC)   Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-970-1010P Litho in USA CGD/RRD/8019	Investment Company File No. 811-4653
The Capital Group Companies

American Funds                               Capital Research and Management                              Capital International                               Capital Guardian                               Capital Bank and Trust

...

...

The American Funds Tax-Exempt Series I
(The Tax-Exempt Fund of Maryland)
(The Tax-Exempt Fund of Virginia)

Part B

Statement of Additional Information

October 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus of The American Funds Tax-Exempt Series I (the "trust") dated October 1, 2010. The trust currently consists of two series, The Tax-Exempt Fund of Maryland (the “Maryland Fund”) and The Tax-Exempt Fund of Virginia (the “Virginia Fund”). Except where the context indicates otherwise, all references herein to the “fund” apply to each of these two funds. You may obtain a prospectus from your financial adviser or by writing to the trust at the following address:

The American Funds Tax-Exempt Series I
(The Tax-Exempt Fund of Maryland)
(The Tax-Exempt Fund of Virginia)
Attention: Secretary
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

	Class A	Class B	Class C	Class F-1	Class F-2	Class R-5
Tax-Exempt Fund of Maryland	TMMDX	TEMBX	TEMCS	TMDFX	TMMFX	RTMFX
Tax-Exempt Fund of Virginia	TFVAX	TEVBX	TEFCS	TEVFX	TEFFX	RTVFX

Table of Contents
Certain investment limitations and guidelines	2
Description of certain securities and investment techniques	3
Fund policies	11
Management of the trust	13
Execution of portfolio transactions	36
Disclosure of portfolio holdings	39
Price of shares	41
Taxes and distributions	44
Purchase and exchange of shares	47
Sales charges	52
Sales charge reductions and waivers	55
Selling shares	60
Shareholder account services and privileges	61
General information	64
Appendix	68
Investment portfolio
Financial statements

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

•	The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

•
The fund may invest up to 10% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service (Moody’s) and BB+ or below by Standard & Poor’s Corporation (S&P) (or unrated but determined by the fund’s investment adviser to be of equivalent quality).

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Debt securities — Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa (Moody’s) and A or BBB (S&P) may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes.In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund's shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

Securities subject to alternative minimum tax — The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

U.S. Commonwealth obligations — The fund may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Cash and cash equivalents — The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund's objectives.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

Risk factors relating to Maryland and Virginia debt obligations — Because each fund invests primarily in the securities issued by a single state, its agencies, instrumentalities and municipalities, each fund is more susceptible to developments adversely affecting issuers of that state’s securities than a municipal bond fund that does not concentrate its investments in a single state. To a large degree, the risk of each fund is dependent upon the financial strength of the state and its localities. A variety of events, such as changes in economic conditions and government policies of Maryland or Virginia, and their agencies, instrumentalities and authorities, could adversely affect the value of the Maryland and Virginia fund, respectively. In addition to the general obligations and agency issues of the state of Maryland or the commonwealth of Virginia, each fund may invest in local bond issues, lease obligations and revenue bonds. The credit quality and risk will vary according to each security’s own structure and underlying economics.

The following information highlights certain economic trends in Maryland and Virginia and does not purport to be a complete description of risk factors relating to Maryland and Virginia debt obligations. Certain information is drawn from official statements and prospectuses relating to securities offerings of the state of Maryland and the commonwealth of Virginia and other public sources of information available as of the date of this statement of additional information and deemed reliable. The funds assume no obligation to independently verify or update this information.

Factors affecting Maryland debt obligations

General information — The state of Maryland has a population of approximately 5.6 million, with employment based largely in the service, retail trade and government sectors. Those sectors, along with finance, insurance and real estate, are the largest contributors to the gross state product. Population is concentrated around the Baltimore and Washington, DC areas, and proximity to Washington, DC influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole.

Economy and finances —Maryland’s economy has continued to slow, however, the state’s economy has fared better than that of many other states. Specifically, Maryland’s per capita personal income for 2008 was the sixth highest in the country. Its unemployment rate for 2008 was well below the national average, and has been lower than the rest of the country for the past 10 years.

The challenges at the national level are impacting Maryland’s economy which, in turn, is affecting the level of taxes collected and the revenues earned. In order to address an anticipated budget deficit, the governor enacted several tax increases, including increases in personal income tax, state sales tax and corporate income tax. The Maryland General Assembly enacted a balanced budget of $32.3 billion for the fiscal year 2010 which included a 3.6% reduction in the general fund spending, with further expense cuts possible if revenues continue to decline. In addition to efforts at the state level, the American Recovery and Reinvestment Act of 2009 (“ARRA”) was enacted by the U.S. Congress in February 2009 to provide a stimulus to the U.S. economy. The ARRA allocated approximately $4.1 billion in direct appropriation to Maryland for the fiscal years 2009, 2010 and 2011. Of this amount, approximately $2.9 billion was appropriated for fiscal year 2009. The state’s education and infrastructure programs will benefit the most from this support.

Maryland’s general obligation bonds, which are backed by the full faith and credit of the state of Maryland, are used to fund state, county and local government projects, such as roads, schools and water treatment facilities. Due to Maryland’s financial strength, its general obligation bonds have maintained the highest credit rating by Moody’s Investors Services, Inc. (Aaa), Standard & Poor’s (AAA) and Fitch Ratings, Inc. (AAA). Maryland is one of only a handful of states in the nation to hold a Triple-A credit rating from all three major credit rating agencies.

Factors affecting Virginia debt obligations

General information — The commonwealth of Virginia has a population of approximately 7.8 million, with population concentrated around the Northern Virginia area outside of Washington, DC, followed by the Virginia Beach-Norfolk-Newport News area and the Richmond area. The commonwealth’s economy is broadly based, with a concentration in service and governmental jobs, followed by wholesale and retail trade, manufacturing and finance, insurance and real estate. Virginia has significant concentrations of high-technology employers, predominantly in Northern Virginia. With Northern Virginia considered a part of the Washington, DC metropolitan area, and Hampton Roads, which has the nation’s largest concentration of military installations, the federal government has a strong economic impact on the commonwealth.

Economy and finances — Although the recession has weakened Virginia’s economy, the state’s economy remains relatively strong compared to that of other states. Specifically, Virginia’s per capita personal income for 2008 was the eighth highest in the country and its unemployment rate for 2008 was the ninth lowest in the nation.

Virginia’s economy is experiencing a slowdown similar to the slowdown that is occurring at a national level. This slowdown has resulted in a projected general revenue shortfall for fiscal year 2009 in excess of $3 billion. Virginia has attempted to offset the state’s revenue losses with expense cuts and a surplus in certain income tax collections, however, in June 2009, the governor directed that a reforecast of revenues be completed because economic indicators and revenue data suggested that the state would not achieve its fiscal year 2010 revenue projections. As a result, further budget reductions are anticipated for fiscal year 2010. In addition to efforts at the state level, the American Recovery and Reinvestment Act of 2009 (“ARRA”) was enacted by the U.S. Congress in February 2009 to provide a stimulus to the U.S. economy. The ARRA allocated approximately $5.1 billion in direct appropriation to Virginia for the fiscal years 2009, 2010 and 2011. Budgetary pressures on the state’s health and human services and education programs, among others, will be relieved due to this support.

Virginia’s state government is consistently ranked as a top performer and has a track record of being fiscally responsible. Its general obligation bonds, which are backed by the full faith and credit of the state of Virginia, are used to fund state, county and local government projects, such as schools, state park and recreational facilities and roads. Due to Virginia’s financial strength, its general obligation bonds have maintained the highest credit rating, Aaa, AAA and AAA, by Moody’s Investors Services, Inc., Standard & Poor’s and Fitch Ratings, Inc., respectively. Virginia is one of only seven states in the nation to hold a Triple-A credit rating from all three major credit rating agencies.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended July 31, 2010 and 2009 were xx% and 14%, respectively, for the Maryland Fund and xx% and 10%, respectively, for the Virginia Fund. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

3.The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed by the board of trustees without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about fund policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, the fund must, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from federal income tax. Additionally, the fund may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the trust

Board of trustees and officers

“Independent” trustees1

The trust’s governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the trust’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members of the trust, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The trust seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the trust’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the trust’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S. Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the trust’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during past five years	Other relevant experience
Nariman Farvardin, 54 Trustee (2010)	Senior Vice President for Academic Affairs & Provost, University of Maryland; former Dean, The A. James Clark School of Engineering, University of Maryland	3	JPMorgan Value Opportunities Fund, Inc.

• Senior management experience educational institution

• Corporate board experience

• Professor, electrical and computer engineering

• Service on advisory boards and councils for educational, non-profit and governmental organizations

• M.S. and Ph.D., Electrical Engineering

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during past five years	Other relevant experience
Barbara Hackman Franklin, 70 Trustee (2007)	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting)	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund, Inc.; former Director of GenVec, Inc. (until 2007); MedImmune Inc. (until 2007)

• Former U.S. Secretary of Commerce

• Former Commissioner, U.S. Consumer Product Safety Commission

• Former White House staff member

• Corporate board experience

• Service on advisory councils and commissions for industry, accounting, international and governmental organizations

• Chairman, National Association of Corporate Directors

• Business consulting

• M.B.A.

R. Clark Hooper, 64 Trustee (2005)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	44	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and non-profit organizations

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during past five years	Other relevant experience
James C. Miller III, 68 Trustee (2000)	Senior Advisor, Husch Blackwell Sanders LLP; former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund, Inc.

• Former Chairman, U.S. Federal Trade Commission

• Former Director, U.S. Office of Management and Budget

• Former Chairman, U.S. Postal Service

• Corporate board experience

• Service as Chief Executive Officer

• Economic consulting

• B.B.A. and Ph.D., Economics

Donald L. Nickles, 61 Trustee (2010)	Chairman of the Board and CEO, The Nickles Group (consulting and business venture firm); former United States Senator	3	Chesapeake Energy Corporation; Valero Energy Corporation; JPMorgan Value Opportunities Fund, Inc.	• Service as U.S. Senator, including Senate leadership positions • Corporate board experience • Business management experience
J. Knox Singleton, 62 Chairman of the Trust (Non-Executive) (2004)	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Service as Chief Executive Officer • Service on boards of community and non-profit organizations • M.S., Health Administration

“Interested” trustees5,6

Interested trustees are officers and directors of Washington Management Corporation, the fund’s business manager. The business manager monitors various of the fund’s other service providers which permits the interested trustees to make a significant contribution to the trust’s board.

Name, age and position with the fund (year first elected2 as a trustee)	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the trust	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during past five years	Other relevant experience
James H. Lemon, Jr., 74 Vice Chairman of the Trust (1986)	Chairman of the Board and CEO, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Chief Executive Officer experience • Securities industry experience • Service on boards and committees of professional, charitable and non-profit organizations
Jeffrey L. Steele, 65 President of the Trust (2002)	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Legal and regulatory experience • Service on boards and committees of professional, charitable and non-profit organizations • J.D.

Other officers6

Name, age and position with the fund (year first elected2 as an officer)	Principal occupation(s) during past five years and positions held with affiliated entities or the Principal Underwriter of the trust
Michael W. Stockton, 43 Senior Vice President, Assistant Secretary and Treasurer (1996)	Director, Senior Vice President, Secretary and Treasurer, Washington Management Corporation
Lois A. Erhard, 58 Vice President (1988)	Vice President, Washington Management Corporation
Stephanie L. Pfromer, 42 Secretary (2007)	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc. (now Citigroup, Inc.)
Jennifer L. Butler, 44 Assistant Secretary (2005)	Vice President and Assistant Secretary, Washington Management Corporation
J. Lanier Frank, 49 Assistant Vice President (1998)	Assistant Vice President, Washington Management Corporation
Curt M. Scott, 31 Assistant Treasurer (2006)	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; former Financial Analyst, The BISYS Group, Inc. (now Citigroup, Inc.)

1	The term “independent” trustee refers to a trustee who is not an “interested person” of the trust within the meaning of the 1940 Act.

2	Trustees and officers of the trust serve until their resignation, removal or retirement.

3
Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.

4
This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5	“Interested persons” of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s business manager, Washington Management Corporation.

6	All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as business manager.

The address for all trustees and officers of the trust is 1101 Vermont Avenue, NW, Washington, DC 20005, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2009:

Name	Dollar range1 of fund shares owned2		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1 of independent trustees deferred compensation2 allocated to fund		Aggregate dollar range1 of independent trustees deferred compensation2 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees	Maryland Fund	Virginia Fund		Maryland Fund	Virginia Fund
Nariman Farvardin3	None	None4	$10,001 – $50,000	None	None4	Over $100,000
Barbara Hackman Franklin	None4	None4	Over $100,000	None4	None4	None4
R. Clark Hooper	None4	None4	Over $100,000	None4	None4	Over $100,0004
James C. Miller III	$10,001 – $50,000	$10,001 – $50,000	Over $100,000	None4	None	None4
Donald L. Nickles3	None	$10,001 – $50,0004	Over $100,000	None4	None	Over $100,000
J. Knox Singleton	None4	None	Over $100,000	None4	Over $100,000	Over $100,000

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees	Maryland Fund	Virginia Fund
James H. Lemon, Jr.	Over $100,000	Over $100,000	Over $100,000
Jeffrey L. Steele	Over $100,000	None4	Over $100,000

1	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000 ; and Over $100,000.

2
Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

3	Nariman Farvardin and Donald L. Nickles were newly elected to the board effective January 1, 2010.

4
Funds are designed primarily for taxable residents in the states of Maryland and Virginia. Because the trustee does not reside in the state of Maryland and/or Virginia, investment in the fund may not be appropriate for their personal portfolio.

5	“Interested persons” of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s business manager, Washington Management Corporation.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the business manager or its affiliates. Each fund pays annual fees of $1,500 to trustees who are not affiliated with the business manager, $338 for each board of trustees meeting attended, and $338 for each meeting attended as a member of a committee of the board of trustees. The audit committee chairs receive an annual fee of $ 1,000 from each fund and standing sub-committee chairs receive an annual fee of $750 from each fund. An independent chairman of the board (an "independent chair") also receives an additional fee of $33,000, which is paid by the trust or shared based on the relative board meeting fee if the independent chairman serves in such capacity for multiple funds.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended July 31, 2010:

“Independent” trustee	Aggregate compensation (including voluntarily deferred compensation1) from the trust	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Nariman Farvardin	$xx3	$xx
Barbara H. Franklin	xx	xx
R. Clark Hooper	xx	xx
James C. Miller III	xx	xx
Donald L. Nickles	xx3	xx
J. Knox Singleton4	xx	xx

1
Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2010 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2
Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.

3	Nariman Farvardin and Donald L. Nickles were newly elected to the board effective January 1, 2010.

4
Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the trust (plus earnings thereon) through the 2010 fiscal year for participating trustees is as follows: J. Knox Singleton ($xx). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the trust until paid to the trustees.

As of September 1, 2010, the officers and trustees of the trust and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the trust.

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986 and was reorganized as a Delaware statutory trust on October 1, 2010. All trust operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the trust as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the trust.

The fund has several different classes of shares.

Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

With respect to a particular series, shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, business manager, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the fund’s service providers’ operations, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the trust’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the trust’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees

The trust has an audit committee composed of three trustees who are not considered "interested persons" of the trust within the meaning of the 1940 Act (“independent trustees”): R. Clark Hooper, James C. Miller III (Chair) and Donald L. Nickles. The function of the committee is the oversight of the trust’s accounting and financial reporting policies. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees.

The trust has a governance committee composed of J. Knox Singleton (Chair) and all other independent trustees. The committee’s functions include, through a contracts sub-committee, reviewing all contracts and agreements with the trust, as required by the 1940 Act and the rules thereunder. The governance committee reports its recommendations to the full board of trustees. In addition, the governance committee periodically reviews such issues as the board’s composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The governance committee also evaluates, selects and nominates candidates for independent trustees to the full board of trustees. While the governance committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the governance committee of the trust, c/o the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the governance committee.

There were five board of trustees meetings and seven committee meetings (six audit and one governance) during the fiscal year ended July 31, 2010. All trustees attended at least 80% of all board meetings and meetings of the committees of which they are members.

Proxy voting procedures — The trust’s board of trustees will oversee the voting of any proxies for securities held by the trust in order to ensure that the voting of such proxies is conducted in accordance with the established procedures and policies. The board of trustees authorizes the chief executive officer ("CEO") or the CEO’s designee (the "voting officer") to vote on any matter arising as a result of the trust’s portfolio holdings. The voting officer is directed to vote on each matter in the best interests of the fund holding the portfolio security and its shareholders. The voting officer may consult with others, as appropriate, in deciding how to vote and should resolve any conflict of interest involved in voting by consulting with the chairman of the trust’s governance committee. The business manager is responsible for administering the voting of proxies, related record keeping and reporting of votes. Since the trust will normally hold only municipal securities, it is highly unlikely the trust will be required to vote on any issue.

Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/ 421-0180, (b) on the American Funds website at americanfunds.com or (c) on the SEC's website at sec.gov.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

The Tax-Exempt Fund of Maryland

Name and address	Ownership percentage
xx	xx	xx

The Tax-Exempt Fund of Virginia

Name and address	Ownership percentage
xx	xx	xx

Unless otherwise noted, references in this statement of additional information to Class F shares refer to both Class F-1 and F-2 share classes.

Business manager — Since its inception, the trust has operated under a Business Management Agreement with Washington Management Corporation. The business manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

The business manager provides services necessary to carry on the trust’s general administrative and corporate affairs, and is responsible for monitoring the various services and operations of the trust. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions, and includes the provision of all executive personnel, clerical staff, office space and equipment and certain accounting and record keeping facilities. The business manager provides similar services to other mutual funds. The Business Management Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Business Management Agreement.

The fund pays all expenses not specifically assumed by the business manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund’s plans of distribution; fees and expense reimbursements paid to trustees; association dues; and costs of stationery and forms prepared exclusively for the  trust.

The business manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund’s net assets, 0.09% of the fund’s net assets in excess of $60 million plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolios securities). The current Business Management Agreement, unless sooner terminated, will continue in effect until July 31, 2011 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Business Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The business manager makes payments to the investment adviser for performing various accounting services for the fund and Washington Mutual Investors Fund. The amount paid to the investment adviser may be found in the most recent shareholder report. The business manager also makes payments to support compensation paid to dealers (for additional information, see "Other compensation to dealers" below). The amount of these payments to support dealer compensation were approximately $2.2 million for the year ended December 31, 2009.

The business manager has established a charitable foundation, Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501(c)(3) or 509(a)(2) of the Internal Revenue Code. Employees of the business manager and its affiliates, as well as trustees and officers of the trust, may participate in a gift matching program sponsored by the foundation.

For the fiscal years ended July 31, 2010, 2009, and 2008, the business manager was entitled to receive from the Maryland Fund fees of $xx, $531,000 and $504,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $509,000 (a reduction of $22,000) and $454,000 (a reduction of $50,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

For the fiscal years ended July 31, 2010, 2009, and 2008, the business manager was entitled to receive from the Virginia Fund fees of $xx, $597,000 and $524,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $573,000 (a reduction of $24,000) and $472,000 (a reduction of $52,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

For the period from September 1, 2004 until March 31, 2005, the business manager agreed to waive 5% of the fees that it was otherwise entitled to receive under the Business Management Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the fees that the business manager was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. The investment adviser’s investment analysts do not currently manage a research portfolio in the fund.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio counselors are measured against the following benchmarks: Lipper Maryland Municipal Debt Funds Average and Barclays Capital Municipal Maryland Index (The Tax-Exempt Fund of Maryland) and Lipper Virginia Municipal Debt Funds Average and Barclays Capital Municipal Virginia Index (The Tax-Exempt Fund of Virginia).

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2010:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
Brenda S. Ellerin	xx5	xx6	$xx	xx	xx
Edward B. Nahmias	xx5	xx	$xx	xx	xx

1
Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2
Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3
Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4
Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

5
Funds are designed primarily for taxable residents in the states of Maryland or Virginia. Because the portfolio counselors do not reside in either state, investment in the fund may not be appropriate for their personal portfolio.

6	Includes American Funds Short-Term Tax-Exempt Bond Fund, which commenced operations as a short-term tax-exempt bond fund on August 7, 2009.

Investment advisory agreement — The Investment Advisory  Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until July 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

The investment adviser manages the investment portfolio of the fund subject to the policies established by the board of trustees and places orders for the fund’s portfolio securities transactions. As compensation for its services, the investment adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund’s net assets plus 0.120% of the fund’s net assets in excess of $60 million plus 1.65% of gross investment income.

For the fiscal years ended July 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the Maryland Fund management fees of $xx, $677,000 and $641,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $648,000 (a reduction of $29,000) and $577,000 (a reduction of $64,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

For the fiscal years ended July 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the Virginia Fund management fees of $xx, $761,000 and $667,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $731,000 (a reduction of $30,000) and $600,000 (a reduction of $67,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Administrative services agreement — The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund’s Class C and F shares will continue in effect until July 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund’s Class C and F shares. The investment adviser may contract with third parties, including American Funds Service Company®, the fund’s Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund’s applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2010 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

Administrative services fee
Maryland Fund	Class C	$xx
	Class F-1	xx
	Class R-5	xx
Virginia Fund	Class C	xx
	Class F-1	xx
	Class R-5	xx

Principal Underwriter and plans of distribution — American Funds Distributors,® Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12711 North Meridian Street, Carmel, IN 46032; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the funds' shares, as follows:

•
For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the funds reimburse the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to April 21, 2009. The funds also reimburse the Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2010	Maryland Fund Virginia Fund	$xx xx	Maryland Fund Virginia Fund	$xx xx
	2009	Maryland Fund Virginia Fund	95,000 151,000	Maryland Fund Virginia Fund	364,000 580,000
	2008	Maryland Fund Virginia Fund	152,000 123,000	Maryland Fund Virginia Fund	585,000 470,000
Class B	2010	Maryland Fund Virginia Fund	xx xx	Maryland Fund Virginia Fund	xx xx
	2009	Maryland Fund Virginia Fund	2,000 2,000	Maryland Fund Virginia Fund	13,000 17,000
	2008	Maryland Fund Virginia Fund	3,000 3,000	Maryland Fund Virginia Fund	18,000 27,000
Class C	2010	Maryland Fund Virginia Fund	xx xx	Maryland Fund Virginia Fund	xx xx
	2009	Maryland Fund Virginia Fund	14,000 —	Maryland Fund Virginia Fund	82,000 95,000
	2008	Maryland Fund Virginia Fund	— —	Maryland Fund Virginia Fund	77,000 86,000

Plans of distribution — Each of the funds has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of each fund. As neither of the funds have adopted a Plan for Class F-2, no 12b-1 fees are paid from Class F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to 0.25% of each fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of July 31, 2010, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $xx, or xx% of Class A net assets for the Maryland Fund, and $xx, or xx% of Class A net assets for the Virginia Fund.

Class B — The Plans for Class B shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Class C — The Plans for Class C shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses.

Class F-1 — The Plans for Class F-1 shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses. The funds may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.

During the 2010 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	Maryland Fund Virginia Fund	$xx xx	Maryland Fund Virginia Fund	$xx xx
Class B	Maryland Fund Virginia Fund	xx xx	Maryland Fund Virginia Fund	xx xx
Class C	Maryland Fund Virginia Fund	xx xx	Maryland Fund Virginia Fund	xx xx
Class F-1	Maryland Fund Virginia Fund	xx xx	Maryland Fund Virginia Fund	xx xx

Approval of the Plans - As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full boards of trustees and separately by a majority of the independent trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the funds are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the funds include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the boards of trustees and the Plans must be renewed annually by the boards of trustees.

Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager’s parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commissions and payments from the plans of distribution of the funds of $xx, $25,000 and $16,000 on its retail sales of the Maryland Fund and $xx, $19,000 and $15,000 on its retail sales of the Virginia Fund, respectively, for the fiscal years ended July 31, 2010, 2009 and 2008.

All officers of the trust and two of its interested trustees are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the trust’s officers and one interested trustee are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

Other compensation to dealers — As of July 2010, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Genworth Financial Securities Corporation
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Financial Partners, Inc.
Transamerica Financial Advisors, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
Chase Investment Services Corp.
J.P. Morgan Securities Inc.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
Associated Securities Corp.
LPL Financial Corporation
Mutual Service Corporation
Uvest Investment Services
Waterstone Financial Group, Inc.
Merrill Lynch Banc of America
Banc of America Investment Services, Inc.
Banc of America Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
Nathan & Lewis Securities, Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC

National Planning Holdings Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
National Planning Corporation
SII Investments, Inc.
NFP Securities, Inc.
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PFS Investments Inc.
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sentra Securities Corporation
Spelman & Co., Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
Captrust Financial Advisors
First Clearing LLC
First Union Securities Financial Network, Inc.
Southtrust Securities, Inc.
Wachovia Securities, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group
Wells Fargo Investments, LLC

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended July 31, 2009, 2008 and 2007.

During fiscal years 2010, 2009 and 2008 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

 Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s business manager, custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund will not calculate net asset values on days the New York Stock Exchange is closed for trading.

All portfolio securities of funds advised by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. New York time from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value. Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

 Taxes and distributions

Fund taxation — The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires the fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

Dividends and capital gain distributions

Dividends — By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends (“exempt-interest dividends”) are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Capital gain distributions — The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

Shareholder taxation — Distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund’s, or of a different fund, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder’s individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund’s dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9198

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

Other purchase information — The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, converting into a different share class or not converting. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-0180 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

 Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)
currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law , and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs , retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

 Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class A shares at the sales charge determined by that particular Statement until the plans’ values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate . In addition, effective May 1, 2009, the Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund’s rights of accumulation policy.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family ( for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts );

•	endowments or foundations established and controlled by you or your immediate family; or

•
CollegeAmerica® accounts invested in American Funds other than the fund, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

 Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

 Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian.

Transfer Agent — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $xx and $xx for Class A and B shares, respectively, of the Maryland Fund and $xx and $xx for Class A and B shares, respectively, of the Virginia Fund for the 2010 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class as described under “Administrative services agreement.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Dechert LLP, 1775 I Street, NW, Washington DC 20006, serves as counsel to the trust and independent legal counsel to the independent trustees in their capacities as such. A determination with respect to the independence of their independent legal counsel will be made at least annually by the independent trustees of the trust, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund's fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The trust, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

Legal proceedings — On February 16, 2005, the NASD (now the Financial Industry Regulatory Authority, or FINRA) filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA’s National Adjudicatory Council affirmed the decision by FINRA’s Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2010

	The Tax-Exempt Fund of Maryland	The Tax-Exempt Fund of Virginia
Net asset value and redemption price per share (Net assets divided by shares outstanding)	$xx	$xx
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$xx	$xx

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated phone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class R-5
Stock and stock/bond funds
AMCAP Fund®	02	202	302	402	602	2502
American Balanced Fund®	11	211	311	411	611	2511
American Mutual Fund®	03	203	303	403	603	2503
Capital Income Builder®	12	212	312	412	612	2512
Capital World Growth and Income FundSM	33	233	333	433	633	2533
EuroPacific Growth Fund®	16	216	316	416	616	2516
Fundamental InvestorsSM	10	210	310	410	610	2510
The Growth Fund of AmericaSM	05	205	305	405	605	2505
The Income Fund of America®	06	206	306	406	606	2506
International Growth and Income FundSM	34	234	334	434	634	2534
The Investment Company of America®	04	204	304	404	604	2504
The New Economy Fund®	14	214	314	414	614	2514
New Perspective Fund®	07	207	307	407	607	2507
New World FundSM	36	236	336	436	636	2536
SMALLCAP World Fund®	35	235	335	435	635	2535
Washington Mutual Investors FundSM	01	201	301	401	601	2501
Bond funds
American Funds Short-Term Tax-Exempt Bond Fund SM	39	239	339	439	639	N/A
American High-Income Municipal Bond Fund®	40	240	340	440	640	2540
American High-Income TrustSM	21	221	321	421	621	2521
The Bond Fund of AmericaSM	08	208	308	408	608	2508
Capital World Bond Fund®	31	231	331	431	631	2531
Intermediate Bond Fund of America®	23	223	323	423	623	2523
Limited Term Tax-Exempt Bond Fund of AmericaSM	43	243	343	443	643	2543
Short-Term Bond Fund of AmericaSM	48	248	348	448	648	2548
The Tax-Exempt Bond Fund of America®	19	219	319	419	619	2519
The Tax-Exempt Fund of California®*	20	220	320	420	620	2520
The Tax-Exempt Fund of Maryland®*	24	224	324	424	624	2524
The Tax-Exempt Fund of Virginia®*	25	225	325	425	625	2525
U.S. Government Securities FundSM	22	222	322	422	622	2522
Money market funds
American Funds Money Market Fund®	059	259	359	459	659	2559
___________

*Qualified for sale only in certain jurisdictions.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s Corporation.

Description of bond ratings

Moody’s
Municipal long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa
Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB , B , CCC , CC , and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB , but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Description of note ratings

Moody’s
Municipal short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody's
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Financial statements to be filed by amendment

THE AMERICAN FUNDS TAX-EXEMPT SERIES I PART C: OTHER INFORMATION
Item 23.	Exhibits
(a)(1)	Declaration of Trust dated April 24, 1986. Previously filed.
(a)(2)
Establishment and Designation of Additional Classes of Shares (Class A and B Shares) dated December 16, 1999.  Previously filed.  (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))

(a)(3)
Establishment and Designation of Additional Classes of Shares (Class C and F Shares) dated December 21, 2000.  Previously filed.  (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))

(a)(4)
Establishment and Designation of Additional Class of Shares (Class R-5 Shares) dated July 11, 2002.  Previously filed.  (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))

(a)(5)
Redesignation of Shares (Class F Shares) and Establishment and Designation of Additional Class of Shares (Class F-2 Shares) dated June 20, 2008.  Previously filed.  (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))

(b)	By-Laws as amended June 18, 2009. Previously filed. (See P/E Amendment No. 32 filed on July 17, 2009 (Accession No. 0000792953-09-000033.))
(c)	Form of share certificate. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(d)	Investment Advisory Agreement. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(e)(1)	Amended and Restated Principal Underwriting Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(e)(2) (e)(3) (e)(4) (e)(5) (e)(6) (e)(7) (e)(8)
Form of Institutional Selling Group Agreement.  Previously filed.  (See P/E Amendment No. 25 filed September 30, 2005 (Accession No. 0000792953-05-000010.))
Form of Amendment to Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Institutional Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Bank-Trust Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Bank-Trust Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan amended January 1, 2005. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(g)	Form of Custodian Agreement dated December 21, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(h)(1)	Amended and Restated Administrative Services Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(2)	Form of Amended and Restated Shareholder Service Agreement. Previously filed. (See P/E Amendment No. 23 filed September 29, 2004 (Accession No. 0000792953-04-000015.)).
(h)(3)	Amended and Restated Business Management Agreement dated August 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(4)	Form of Amendment to Shareholder Service Agreement dated November 1, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(i)(1)	Legal Opinion for Class A Shares. Previously filed.
(i)(2)	Legal Opinion for Class B Shares. Previously filed. (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))
(i)(3)	Legal Opinion for Class C and F Shares. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(i)(4)	Legal Opinion for Class R-5 Shares. Previously filed. (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))
(i)(5)	Legal Opinion for Class F-2 Shares. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(j)	Consent of Independent Registered Public Accounting Firm. To be filed by Amendment.
(k)	Not applicable.
(l)	Initial Capital Agreements. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(m)(1) (m)(2)
Forms of Amended and Restated Plans of Distribution (Class A, B, C and F Shares.)  Previously filed.  (See P/E Amendment No. 26 filed on September 30, 2005 (Accession No. 0000792953-05-000010.))
Amendment to Plans of Distribution (Class F Shares) dated July 30, 2008.  Previously filed.  (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))

(n)	Amended and Restated Multiple Class Plan dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2009. Previously filed. (See P/E Amendment No. 32 filed on July 17, 2009 (Accession No. 0000792953-09-000033.))
(p)(2)	Code of Ethics for Washington Management Corporation dated June 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(3)	Code of Ethics for the Registrant dated April 2007. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))

Item 24.                        Persons Controlled by or Under Common Control with the Registrant

There are no persons controlled by or under common control with the Trust.

Item 25.  Indemnification

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy which insures its officers and trustees against certain liabilities.

Article VI of the Trust's By-Laws states:

(a)       The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

  (b)        The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)       To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)       Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b).  Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e)       Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

(f)       Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g)        Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h)        Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i)        The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

None.

Item 27.  Principal Underwriter

(a)
American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund.

(b)	The directors and officers of American Funds Distributors, Inc. are set forth below.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Senior Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Senior Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Senior Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)             Not applicable.

Item 28.                        Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a)(1) and 31(a)(2) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained, in whole or in part, at the offices of:

NAME	ADDRESS
Washington Management Corporation (business manager)	1101 Vermont Avenue, N.W., Washington, DC 20005
Capital Research and Management Company (investment adviser)	333 South Hope Street, Los Angeles, California 90071
Capital Research and Management Company (fund accounting dept.)	5300 Robin Hood Road, Norfolk, VA 23513
American Funds Service Company (transfer agent)
6455 Irvine Center Drive, Irvine, CA 92618
8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240
10001 North 92nd Street, Suite 100, Scottsdale, AZ 85258
3500 Wiseman Boulevard, San Antonio, TX 78251
5300 Robin Hood Road, Norfolk, VA  23513

JPMorgan Chase Bank, N.A. (custodian)	270 Park Avenue, New York, NY 10017-2070

Item 29.  Management Services

None.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, The American Funds Tax-Exempt Series I, has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 15th day of July, 2010.

The American Funds Tax-Exempt Series I

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 2010.

Nariman Farvardin* Nariman Farvardin	James C. Miller III* [ James C. Miller III
Trustee	Trustee

Barbara Hackman Franklin* Barbara Hackman Franklin	Donald L. Nickles* Donald L. Nickles
Trustee	Trustee

R. Clark Hooper* R. Clark Hooper	J. Knox Singleton* J. Knox Singleton
Trustee	Trustee and Chairman of the Board

James H. Lemon, Jr.* James H. Lemon, Jr.	/s/Jeffrey L. Steele [ Jeffrey L. Steele
Trustee and Vice Chairman of the Board	President and Trustee

By /s/Michael W. Stockton Michael W. Stockton	By /s/Jeffrey L. Steele Jeffrey L. Steele
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned trustees of The American Funds Tax-Exempt Series I, a Massachusetts business trust, do hereby constitute and appoint Michael W. Stockton, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, File No. 811-4653, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust offers shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 1st day of January, 2010.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

Nariman Farvardin                                                               James C. Miller III

Barbara H. Franklin                                                              Donald L. Nickles

R. Clark Hooper                                                                    Jeffrey L. Steele

James H. Lemon, Jr.                                                            J. Knox Singleton